Share-based payments - Narrative (Details) - shares	1 Months Ended			2 Months Ended	3 Months Ended	100 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			125,000		125,000	447,344
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		4,319,500		4,319,500
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		123,102		123,102
Vesting period				2 years
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		30,500
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	50,000			50,000
Tranche 1 | AGA-2025-1, AGA-2025-2, AGA-2025-3 and AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Vesting percentage		50.00%
Tranche 2 | AGA-2025-1, AGA-2025-2, AGA-2025-3 and AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vesting percentage		25.00%
Tranche 3 | AGA-2025-1, AGA-2025-2, AGA-2025-3 and AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Vesting percentage		25.00%